Advances to joint ventures - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2022	Dec. 31, 2020
Advances to Joint Ventures [Line Items]
Due from joint ventures		$ 7,511	$ 7,511	$ 8,600	$ 4,153
Due from joint ventures increase during the period				$ 1,100
Debt service coverage ratio			1.20%
New Neptune Facility [Member]
Advances to Joint Ventures [Line Items]
Initial loan amount	$ 154,000
Debt Instrument, Term	8 years
Balloon payment	$ 169,000
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures		6,600	$ 6,600		3,300
Repayment of subordinated shareholders loan		3,000
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures		$ 900	$ 900		$ 900
Shareholder [Member]
Advances to Joint Ventures [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%